Average Annual Total Returns - PROFUND VP TECHNOLOGY	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. TechnologySM Index OneYear		Dow Jones U.S. TechnologySM Index FiveYears		Dow Jones U.S. TechnologySM Index TenYears
Total	44.80%	25.55%	17.78%	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	47.32%	[1]	27.62%	[1]	19.68%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.